Non-controlling interests	18 Months Ended
Oct. 31, 2018
Non-controlling interests [Abstract]
Non-controlling interests
34 Non-controlling interests

The Group has minority shareholders in one subsidiary, Novell Japan Ltd. On November 20, 2017, a payment of 170,350 JPY ($1,547) was made to a minority shareholder to acquire 170,350 ordinary one JPY shares held. On December 22, 2017, a payment of 170,350 JPY ($1,505) was made to another minority shareholder to acquire a 170,350 ordinary one JPY shares held. These transactions increased the Group’s shareholding from 74.7% to 81.05%.

	October 31, 2018		April 30, 2017		April 30, 2016
	$	’000	$	’000	$	’000
At May 1		954		1,057		979
Share of (loss)/profit after tax		85		(103)		78
At April 30		1,039		954		1,057

Non-controlling interests relate to the companies detailed below:

Company name	Country of incorporation and principal place of business	October 31, 2018 Proportion held	April 30, 2017 Proportion held	April 30, 2016 Proportion held
Novell Japan Ltd	Japan	81.05%	74.7%	71.5%